Acquisitions and Divestitures (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended			0 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 01, 2012 ProCables S.A. [Member] Rest Of World [Member]	Nov. 02, 2012 Prestolite [Member] Facility Employee	Oct. 01, 2012 Minimum [Member] ProCables S.A. [Member] Rest Of World [Member] Employee	Dec. 03, 2012 CHINA Alcan Cable Employee	Sep. 04, 2012 North America [Member] Alcan Cable	Sep. 04, 2012 North America [Member] Minimum [Member] Alcan Cable Employee	Oct. 01, 2012 Seller [Member] ProCables S.A. [Member] Rest Of World [Member]
Business Acquisition [Line Items]
Cost of acquired entity, purchase price						$ 18.3	$ 59.5		$ 57.7	$ 151.0
Customary adjustment, primarily related to working capital										20.3
Cash paid for acquired entity										171.3
Selling, general and administrative expenses	120.7	124.1	492.0	425.5	379.7	0.6	0.6		1.1	3.3
Number of employees							700	500	300		750
Existing debt						48.1
Noncontrolling interest, ownership percentage												40.00%
Noncontrolling interest, value												27.4
Repayments of long-term debt			$ 355.0	$ 217.7	$ 0	$ 24.0
Term after no-transfer period that shareholders' may exercise						36 months
Percentage of interests acquired						60.00%
Number of manufacturing locations acquired							2